CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 2,647	$ 928,626	$ (6,017)	$ (674,864)	$ 250,392
Balance, shares at Dec. 31, 2020	55,559,638
Stock-based compensation	$ 0	1,304	0	0	1,304
Exercise of stock options	$ 59	(59)	0	0	0
Exercise of stock options, shares	979,599
Comprehensive income (loss)	$ 0	0	(340)	(3,033)	(3,373)
Balance at Dec. 31, 2021	$ 2,706	929,871	(6,357)	(677,897)	248,323
Balance, shares at Dec. 31, 2021	56,539,237
Stock-based compensation	$ 0	2,220	0	0	2,220
Exercise of stock options	$ 5	(5)	0	0	0
Exercise of stock options, shares	71,167
Comprehensive income (loss)	$ 0	0	(490)	(5,928)	(6,418)
Balance at Dec. 31, 2022	$ 2,711	932,086	(6,847)	(683,825)	$ 244,125
Balance, shares at Dec. 31, 2022	56,610,404				56,610,404
Issuance of shares related to business combination	$ 21	2,440	0	0	$ 2,461
Issuance of shares related to business combination,shares	390,625
Stock-based compensation	$ 0	3,066	0	0	3,066
Exercise of stock options	$ 1	(1)	0	0	0
Exercise of stock options, shares	15,057
Comprehensive income (loss)	$ 0	0	1,532	23,504	25,036
Balance at Dec. 31, 2023	$ 2,733	$ 937,591	$ (5,315)	$ (660,321)	$ 274,688
Balance, shares at Dec. 31, 2023	57,016,086				57,016,086